497(e)
                                                                       333-72632

SUPPLEMENT DATED JUNE 30, 2005 TO
PROSPECTUSES DATED MAY 1, 2005 FOR
MONY VARIABLE ANNUITY
MONY VARIABLE UNIVERSAL LIFE
CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
ISSUED BY
MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA

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This Supplement modifies certain information in the above-referenced
Prospectuses, Supplements to the Prospectuses and Statements of Additional Information dated May 1, 2005 as previously supplemented (together the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the Operations Center referenced in your prospectus.


   Effective July 1, 2005, the AIM V.I. Health Sciences Fund has been renamed. Existing portfolio and subaccount names in your prospectus are renamed AIM V.I. Global Health Care Fund.



Form No. MNY-VA-VUL-Supp (6/05)                              Catalog No. 135271
NB & IF (SAR)                                                            x01112